Intangible Assets (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Amortization expense	$ 62,491	$ 61,812	$ 125,666	$ 123,624	$ 247,247	$ 0